Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Dividend payables	$ 78		$ 80
Deposit received from customers	5		5
Rental deposit received	3		3
Accruals for operating expenses	834		951
Other tax payables	204		192
Other payables and accrued expenses	$ 1,124		$ 1,231
ZHEJIANG TIANLAN
Other payables and accrued expenses | ¥		¥ 23,720		¥ 88,501
Accrued expenses | ¥		11,274		8,731
Output VAT | ¥		6,348		5,967
Deposits received and temporary receipts | ¥		¥ 6,098		¥ 73,803